COMMITMENTS AND CONTINGENCIES	6 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
NOTE 13 -     COMMITMENTS AND CONTINGENCIES
Capital commitments
As of December 31, 2020, the Company had approximately $11,562 in capital obligations for the upcoming twelve months, mainly for the Company’s information system construction.
Purchase obligations
As of December 31, 2020, the Company had $216,687 purchase obligations in total ($171,879, $28,005, $11,202 and $5,601 over the periods of less than one year, one to three years, three to five years and more than five years from December 31, 2020, respectively) for purchases of inventories and services from subcontractors, mainly for fulfillment of in-process
or newly entered contracts resulting from the expansion of the Company’s operations.
Performance guarantee and standby letters of credit
The Company had
stand-by
letters of credit of $1,850 and outstanding performance guarantees of $49,887 as of December 31, 2020, with restricted cash of $7,996 pledged to banks. The purpose of the stand-by
letter of credit and performance guarantees is to guarantee that the performance of the Company’s deliveries reach the pre-agreed
requirements specified in the integrated solutions contracts. The guarantee is to ensure the functionality of the Company’s own work. The disclosed amount of stand-by
letters of credit and outstanding performance guarantees represent the maximum potential amount of future payments the Company could be required to make under such guarantees.
The Company accounts for performance guarantees and
stand-by
letters of credit in accordance with ASC 460,
Guarantees
(“ASC 460”)
.
Accordingly, the Company evaluates its guarantees to determine whether (a) the guarantee is specifically excluded from the scope of ASC 460, (b) the guarantee is subject to ASC 460 disclosure requirement only, but not subject to the initial recognition and measurement provisions, or (c) the guarantee is required to be recorded in the financial statements at fair value.
Both the performance guarantees and the
stand-by
letters of credit are for the Company’s commitment of its own future performance, and the outcome of which is within its own control. As a result, performance guarantees and stand-by
letters of credit are subject to ASC 460 disclosure requirements only.